CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	6 Months Ended				12 Months Ended
	Jun. 30, 2014		Jun. 30, 2013		Dec. 31, 2013	Dec. 31, 2012
Cash Flows From Operating Activities
Net loss	$ (1,806,320)		$ (1,056,322)		$ (1,783,650)	$ (1,661,912)
Adjustments to reconcile net loss to net cash used in operating activities:
Contribution of services by officers	0		76,990		76,990	0
Forgiveness of accrued interest					15,300	0
Accretion of debt discount	0		384,034		358,367	8,633
Change in fair value of derivative liabilities	16,400		(64,500)		(353,500)	(13,500)
Interest expense	0		12,500		309,885	0
Depreciation	25		0
Stock-based compensation	43,000		0
Changes in operating assets and liabilities:
Prepaid expenses	(135,000)		0
(Increase) decrease in other assets	3,773		26,418		(27,505)	82,188
Increase in accrued expenses and other liabilities	(271,688)		280,790		510,171	49,383
Total Adjustments					889,708	126,704
Net Cash Used in Operating Activities	(2,149,810)		(340,090)		(893,942)	(1,535,208)
Cash Flows From Investing Activities
Purchase of propery and equipment	(2,582)		0
Net Cash Used in Investing Activities	(2,582)		0
Cash Flows From Financing Activities
Proceeds from issuance of convertible note	0		210,000		210,000	300,000
Proceeds from issuance of common stock and warrants, net	3,012,846	[1]	0	[1]	551,497	810,000
Net Cash Provided by Financing Activities	3,012,846		210,000		761,497	1,110,000
(Decrease) Increase in Cash	860,454		(130,090)		(132,445)	(425,208)
Cash - Beginning of year	28,878		161,323		161,323	586,531
Cash - End of year	889,332		31,233		28,878	161,323
Supplemental Disclosures of Cash Flow Information:
Cash paid for income taxes					0	0
Cash paid for interest expense					0	0
Non-cash investing and financing transactions:
Issuance of common stock for settlement of debt					511,206	0
Reclassification of warrants to derivative liability	1,499,000		0		231,200	0
Reclassification of embedded conversion options to derivative liabilities	$ 0		$ 315,200

[1]	Net of $55,150 of issuance costs.